Operating Leases, as Lessee	12 Months Ended
Dec. 31, 2014
Operating Leased Assets [Line Items]
Operating Leases, as Lessee

13. Operating Leases, as Lessee

The Company leases and/or licenses two data center facilities and related equipment, its corporate headquarters and additional office space. In addition, the Company has entered into a long-term ground sublease for its Santa Clara property through October 2052. Rent expense for the aforementioned leases was $5.9 million, $5.8 million and $6.5 million for the years ended December 31, 2014, 2013 and 2012, respectively, and is classified in property operating costs and general and administrative expenses in the accompanying Statements of Operations and Comprehensive Income (Loss). The Company recorded no capitalized rent for the years ended December 31, 2014, 2013 and 2012. The future non-cancellable minimum rental payments required under operating leases and/or licenses at December 31, 2014 are as follows (in thousands):

Year Ending December 31,
2015	$5,458
2016	5,533
2017	5,606
2018	5,606
2019	4,591
Thereafter	64,045
Total	$90,839

Qualitytech, LP [Member]
Operating Leased Assets [Line Items]
Operating Leases, as Lessee

13. Operating Leases, as Lessee

The Company leases and/or licenses two data center facilities and related equipment, its corporate headquarters and additional office space. In addition, the Company has entered into a long-term ground sublease for its Santa Clara property through October 2052. Rent expense for the aforementioned leases was $5.9 million, $5.8 million and $6.5 million for the years ended December 31, 2014, 2013 and 2012, respectively, and is classified in property operating costs and general and administrative expenses in the accompanying Statements of Operations and Comprehensive Income (Loss). The Company recorded no capitalized rent for the years ended December 31, 2014, 2013 and 2012. The future non-cancellable minimum rental payments required under operating leases and/or licenses at December 31, 2014 are as follows (in thousands):

Year Ending December 31,
2015	$5,458
2016	5,533
2017	5,606
2018	5,606
2019	4,591
Thereafter	64,045
Total	$90,839